NET INCOME PER SHARE	12 Months Ended
Feb. 28, 2017
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
18.	NET INCOME PER SHARE
	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2015	2016	2017

Numerator:
Net income attributable to TAL Education Group's shareholders	$67,156,575	$102,878,518	$116,880,012
Eliminate the dilutive effect of interest expense of the bond payable (iii)	-	7,499,323	7,539,778
Numerator for diluted net income per share	$67,156,575	$110,377,841	$124,419,790
Denominator:
Weighted average shares outstanding Basic	158,381,576	160,109,169	162,548,494
Effect of dilutive securities:
Dilutive effect of non-vested shares and options (i)	5,208,073	5,447,276	8,467,663
Dilutive effect of the bond payable (iii)	-	17,499,810	17,492,262
Denominator for diluted net income per share	163,589,649	183,056,255	188,508,419
Net income per common share attributable to TAL Education Group's shareholders-basic (ii)	$0.42	$0.64	$0.72
Net income per common share attributable to TAL Education Group's shareholders-diluted	$0.41	$0.60	$0.66

(i)
For the years ended February 28, 2015, February 29, 2016 and February 28, 2017, 1,976,750, 1,421,576 and 1,814,724  non-vested shares and share options were excluded from the calculation, respectively, as their effect was anti-dilutive.

(ii)
The Company's  common shares are divided into Class A and Class B common shares. Holders of Class A and Class B common shares have the same dividend rights. Therefore, the Company does not present earnings per share for each separate class.

(iii)
As disclosed in Note 12, the Company issued the Bond on May 21, 2014. For the year ended February 28, 2015, 13,616,291 common shares resulting from the assumed conversion of bond payable were excluded from the calculation of diluted net income per share as their effect was anti-dilutive.